Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Components of lease cost
Operating lease cost	$ 4,693,000
Short term lease cost	2,663,000
Variable lease cost	4,172,000
Total lease cost	11,528,000
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	4,683,000
Operating lease assets obtained in exchange for operating lease liabilities	944,000
Maturities of lease liabilities under operating leases
2020	5,196,000
2021	4,528,000
2022	935,000
2023	0
2024	0
2025 and thereafter	0
Total future payments for recognized leasing assets	10,659,000
Less: imputed interest	(662,000)
Total lease liabilities	$ 9,997,000
Average remaining lease term	2 years 2 months 12 days
Weighted-average discount rate (as a percent)	5.00%
Lease contracts that has been entered into but not yet commenced	$ 0